SUPPLEMENTAL BALANCE SHEET DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Change in Allowance for Doubtful Accounts
The change in the allowance for doubtful accounts were as follows:

(In thousands)	Year ended December 31, 2024	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022
Balance at beginning of period	$1,552	$994	$1,061	$671
Provision (recovery) for bad debts	(996)	558	(67)	390
Write-off of uncollectible accounts, net	(448)	—	—	—
Balance at end of period	$108	$1,552	$994	$1,061

Schedule of Inventory	The components of inventories were as follows:

(In thousands)	As of December 31, 2024	As of December 31, 2023
Work in process	$8,354	$10,336
Finished goods	44,750	45,348
Total inventories	$53,104	$55,684

Property and Equipment, Net	The estimated useful lives of the Company’s assets are as follows:

ESTIMATED USEFUL LIVES
Computer hardware and software	3 years
Furniture and fixtures	3 - 5 years
Machinery and equipment	3 - 5 years
Leasehold improvements	Lesser of useful life or term of lease
Property and equipment, net consisted of the following:

(In thousands)	As of December 31, 2024	As of December 31, 2023
Computer hardware, software and equipment	$742	$689
Furniture and fixture	9,848	7,611
Machinery and equipment	598	812
Internally developed software	1,739	854
Leasehold improvements	2,100	2,070
Total property and equipment	$15,027	$12,036
Less accumulated depreciation	(9,196)	(6,105)
Property and equipment, net	$5,831	$5,931

Other Current Liabilities
The major components of other current liabilities consisted of the following:

(In thousands)	As of December 31, 2024	As of December 31, 2023
Accrued salaries and related expenses	$9,155	$8,702
Accrued sales returns and damages	2,723	2,527
Accrued interest	1,424	1,357
Accrued distribution fees	—	590
Related party liability	—	5,856
Accrued professional services	3,832	2,901
Other	2,426	1,765
Total	$19,560	$23,698